Income Taxes - Summarizes major jurisdictions subject to examination (Detail)	12 Months Ended
Mar. 31, 2018
Japan [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2013 [1]
United Kingdom [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2016
United States [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2015

[1]	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2012.